CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME/(LOSS) (CNY) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive Income/ (loss)	Total Comprehensive Income/(loss)
Balance at Dec. 31, 2008	4,926,910	133	4,487,033	169,576	270,551	(383)
Balance (in shares) at Dec. 31, 2008		167,982,020
Increase (Decrease) in Shareholders' Equity
Share based compensation	79,935		79,935
Exercise of stock options	16,841	1	16,840
Exercise of stock options (in shares)		1,036,400
Statutory reserves				41,626	(41,626)
Net (loss)/income	(193,499)				(193,499)		(193,499)
Other comprehensive income/(loss) for foreign currency translation adjustment	(6,798)					(6,798)	(6,798)
Other comprehensive income/(loss) for forward contract (Note 21)	(831)					(831)	(831)
Total other comprehensive income/(loss)							(7,629)
Comprehensive income/(loss)							(201,128)
Balance at Dec. 31, 2009	4,822,558	134	4,583,808	211,202	35,426	(8,012)
Balance (in shares) at Dec. 31, 2009		169,018,420
Increase (Decrease) in Shareholders' Equity
Share based compensation	88,049		88,049
Exercise of stock options	8,276	0	8,276
Exercise of stock options (in shares)		957,850
Statutory reserves				186,284	(186,284)
Net (loss)/income	1,755,351				1,755,351		1,755,351
Other comprehensive income/(loss) for foreign currency translation adjustment	3,596					3,596	3,596
Other comprehensive income/(loss) for forward contract (Note 21)	2,326					2,326	2,326
Total other comprehensive income/(loss)							5,922
Comprehensive income/(loss)							1,761,273
Balance at Dec. 31, 2010	6,680,156	134	4,680,133	397,486	1,604,493	(2,090)
Balance (in shares) at Dec. 31, 2010	169,976,270	169,976,270
Increase (Decrease) in Shareholders' Equity
Share based compensation	40,187		40,187
Exercise of stock options	23,075	1	23,074
Exercise of stock options (in shares)		1,360,750
Issuance of shares for business combination (Note 3)	358,987	19	358,968
Issuance of shares for business combination (Note 3) (in shares)		30,901,287
Statutory reserves				22,815	(22,815)
Net (loss)/income	(564,345)				(564,345)		(564,345)
Other comprehensive income/(loss) for foreign currency translation adjustment	1,181					1,181	1,181
Other comprehensive income/(loss) for forward contract (Note 21)	9,428					9,428	9,428
Total other comprehensive income/(loss)							10,609
Comprehensive income/(loss)							(553,736)
Balance at Dec. 31, 2011	6,548,669	154	5,102,362	420,301	1,017,333	8,519
Balance (in shares) at Dec. 31, 2011	202,238,307	202,238,307